United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	May 10, 2001

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	March 31, 2001

Number of Other included Managers:	2

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$2,970,361

List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209     1000   101000 SH       SOLE                   101000
AMR Corp.                      COM              001765106      516    14700 SH       SOLE                    14700
AOL Time Warner                COM              00184a105      220     5490 SH       SOLE                     5490
American General Corporation   COM              026351106      815    21300 SH       SOLE                    21300
American Home Products         COM              026609107      705    12000 SH       SOLE                    12000
American International         COM              026874107     4278    53149 SH       SOLE                    53149
BP Amoco PLC                   COM              055622104      318     6400 SH       SOLE                     6400
Banc One Corp.                 COM              06423A103      230     6360 SH       SOLE                     6360
Bristol Meyers Squibb          COM              110122108      489     8228 SH       SOLE                     8228
Burlington Industries          COM              121693105      954   360000 SH       SOLE                   360000
Carlisle Companies, Inc.       COM              142339100      953    29200 SH       SOLE                    29200
Cinergy                        COM              172474108      369    11000 SH       SOLE                    11000
Clayton Homes Inc.             COM              184190106     1538   127650 SH       SOLE                   127650
Delphi Automotive Systems Corp COM              247126105     2694   190130 SH       SOLE                   190130
Delta Air Lines, Inc.          COM              247361108     1500    37975 SH       SOLE                    37975
Devon Energy Inc.              COM              25179M103      586    10075 SH       SOLE                    10075
Diamond Offshore Drilling, Inc COM              25271C102     1454    36950 SH       SOLE                    36950
Exxon Mobil Corp.              COM              30231G102     2795    34503 SH       SOLE                    34503
FleetBostonFinancial Corp      COM              339030108     1587    42050 SH       SOLE                    42050
General Electric               COM              369604103     1055    25200 SH       SOLE                    25200
General Motors                 COM              370442105     2663    51362 SH       SOLE                    51362
General Motors Cl. H           COM              370442832      685    35151 SH       SOLE                    35151
Homestake Mining Del           COM              437614100      661   125750 SH       SOLE                   125750
Household International        COM              441815107     3594    60675 SH       SOLE                    60675
ITT Industries                 COM              450911102      454    11725 SH       SOLE                    11725
Int'l Bus Machines             COM              459200101      643     6681 SH       SOLE                     6681
KB Home Corp.                  COM              486168107      565    17300 SH       SOLE                    17300
Kansas City Power & Light      COM              485134100      381    15500 SH       SOLE                    15500
LTV Corp.                      COM              501921100       30   188800 SH       SOLE                   188800
Mellon Financial Corp          COM              58551A108     1718    42390 SH       SOLE                    42390
Merck & Company                COM              589331107     1696    22340 SH       SOLE                    22340
Navistar International         COM              63934E108     2595   113825 SH       SOLE                   113825
Nisource Inc.                  COM              65473P105     1506    48400 SH       SOLE                    48400
Norfolk Southern               COM              655844108      198    11799 SH       SOLE                    11799
PPL Corp.                      COM              69351t106      471    10720 SH       SOLE                    10720
PepsiCo                        COM              713448108      329     7482 SH       SOLE                     7482
Philip Morris Inc.             COM              718154107     1380    29084 SH       SOLE                    29084
Phillips Petroleum             COM              718507106      925    16800 SH       SOLE                    16800
Quantum-Hard drive             COM              747906303      267    25250 SH       SOLE                    25250
Quantum-Storage Systems        COM              747906204      756    65200 SH       SOLE                    65200
Rowan Cos Inc.                 COM              779382100     2058    74850 SH       SOLE                    74850
Southwestern Energy Company    COM              845467109      626    63250 SH       SOLE                    63250
TXU Corp.                      COM              873168108     4099    99200 SH       SOLE                    99200
Texaco                         COM              881694103     1705    25675 SH       SOLE                    25675
The Timken Company             COM              887389104     1126    71920 SH       SOLE                    71920
TransCanada Pipelines LTD      COM              893526103      187    15300 SH       SOLE                    15300
Trinity Industries             COM              896522109      936    47985 SH       SOLE                    47985
Tyco Int'l  LTD New            COM              902124106     2027    46900 SH       SOLE                    46900
USX Marathon Group             COM              902905827     1215    45100 SH       SOLE                    45100
USX-U.S. Steel Group           COM              90337T101      524    35700 SH       SOLE                    35700
Union Pacific                  COM              907818108      225     4000 SH       SOLE                     4000
Unisys Corp.                   COM              909214108     2186   156175 SH       SOLE                   156175
Unumprovident Corp             COM              91529Y106     3743   128100 SH       SOLE                   128100
Utilicorp United               COM              918005109      461    14250 SH       SOLE                    14250
Verizon Communication          COM              92343v104     1779    36091 SH       SOLE                    36091
Washington Mutual Inc.         COM              939322103     3628    66271 SH       SOLE                    66271